Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Original 2011 Fixed Share Option Plan [Member]
Risk-free interest rate, Minimum		0.78%
Risk-free interest rate, Maximum		0.92%
Volatility factor, Minimum		88.00%
Volatility factor, Maximum		89.00%
Expected life of options, in years		5 years
Weighted average fair value of options granted		$ 2.14
Amended 2011 Fixed Share Option Plan [Member]
Risk-free interest rate, Minimum	0.75%	0.18%
Risk-free interest rate, Maximum	0.90%	0.39%
Volatility factor, Minimum	63.00%	74.00%
Volatility factor, Maximum	66.00%	75.00%
Expected life of options, in years	4 years 2 months 12 days	4 years 2 months 1 day
Weighted average fair value of options granted	$ 1.15	$ 1.34
2010 Fixed Share Option Plan [Member]
Risk-free interest rate, Minimum		0.90%
Risk-free interest rate, Maximum		1.56%
Volatility factor, Minimum		68.00%
Volatility factor, Maximum		91.00%
Expected life of options, in years		5 years
Weighted average fair value of options granted		$ 1.66